Loans and Allowance for Credit Losses, Loans by Credit Quality Indicator, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Loans and Leases Receivable Disclosure [Abstract]
Loans	$ 967,604	[1]	$ 916,559	[1]	$ 862,551	$ 822,286	$ 798,351
Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	506,536		456,583		414,826	377,090	359,814
Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	330,840		299,892		271,795	235,358	223,703
Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	132,491		122,160		111,996	112,427	106,392
Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	23,916		22,164		18,728	16,934	16,983
Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,289		12,367		$ 12,307	$ 12,371	$ 12,736
Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	10,384		11,382
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage and Construction Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	5,800
Financing Receivable, Recorded Investment, Nonaccrual Status	728
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	505,859		455,871
Financing Receivable, Recorded Investment, Nonaccrual Status	4,059		2,424
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	476,266		429,699
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	29,593		26,172
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	330,603		299,814
Financing Receivable, Recorded Investment, Nonaccrual Status	3,216		1,363
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	308,166		281,356
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	22,437		18,458
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	132,108		121,618
Financing Receivable, Recorded Investment, Nonaccrual Status	685		969
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	126,793		115,025
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	5,315		6,593
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	23,859		22,072
Financing Receivable, Recorded Investment, Nonaccrual Status	43		66
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	23,408		21,546
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	451		526
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	19,289		12,367
Financing Receivable, Recorded Investment, Nonaccrual Status	115		26
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	17,899		11,772
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	1,390		595
PCI Loans Carrying Value [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	16,731		19,971
PCI Loans Carrying Value [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	677		712					$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	237		78
PCI Loans Carrying Value [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	383		542
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	57		92
PCI Loans Carrying Value [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	$ 0		$ 0

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.